Stock-Based Compensation - Schedule of Valuation Assumptions of Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of options granted	$ 1.13	$ 0.25
Dividend yield	0.00%	0.00%
Expected volatility	4.36%	4.36%
Risk-free interest rate	0.08%	0.62%
Expected life (in years)	7 years	6 years
Assumed forfeiture rate	8.00%	8.00%